Material Accounting Policies	6 Months Ended
Jun. 30, 2024
Material Accounting Policies [Abstract]
Material Accounting Policies
3.	Material Accounting Policies

These condensed interim consolidated financial statements do not include all the information required of the audited annual financial statements and is intended to provide users with an update in relation to events and transactions that are significant to an understanding of the changes in the financial position and performance of the Company since the end of the last annual reporting period. The accounting policies followed in these condensed interim financial statements are the same as those applied in the Company’s most recent audited annual financial statements for the year ended December 31, 2023. Therefore, it is recommended that this financial report be read in conjunction with the audited annual consolidated financial statements of the Company for the year ended December 31, 2023.

Accounting standards issued, not yet adopted

In January 2020, the IASB issued an amendment to IAS 1 Presentation of Financial Statements that clarifies the criterion for classifying a liability as non-current relating to the right to defer settlement of a liability for at least 12 months after the reporting period.

1.	Liabilities are classified as non-current if the entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendment no longer refers to unconditional rights. The assessment determines whether a right exists, but it does not consider whether the entity will exercise the right.

2.	‘Settlement’ is defined as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. There is an exception for convertible instruments that might be converted into equity, but only for those instruments where the conversion option is classified as an equity instrument as a separate component of a compound financial instrument.

In October 2022, the IASB issued amendments to IAS 1 that specified how an entity assesses whether it has the right to defer settlement of a liability when that right is subject to compliance with covenants within twelve months after the reporting period. The amendment applies to annual reporting periods beginning on or after January 1, 2024 and is applied retrospectively upon adoption. The Company does not expect the amendments to have a significant impact on the consolidated financial statements upon adoption.